Document and Entity Information	Aug. 03, 2022
Cover [Abstract]
Entity Registrant Name	PENNANTPARK INVESTMENT CORP
Amendment Flag	false
Entity Central Index Key	0001383414
Document Type	8-K/A
Document Period End Date	Aug. 03, 2022
Entity Incorporation State Country Code	MD
Entity File Number	814-00736
Entity Tax Identification Number	20-8250744
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	212
Local Phone Number	905-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PNNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false